4. Stockholders' Equity (Details - Warrant activity) - 6 months ended Jun. 30, 2015 - Warrants [Member] - $ / shares	Total
Warrants outstanding, beginning	871,591
Warrants granted	1,500,000
Warrants outstanding, ending	2,371,591
Weighted average exercise price, beginning	$ .88
Weighted average exercise price, granted	.28
Weighted average exercise price, ending	$ .50
Weighted average remaining contractual term, beginning	2 years 3 months 18 days
Weighted average remaining contractual term, granted	3 years
Weighted average remaining contractual term, ending	2 years 8 months 12 days